Simple Agreements for Future Equity (SAFE) (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 24, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2017
Disclosure of Simple Agreements for Future Equity [Line Items]
Loss in fair value of equity investment			$ (24,215,000)	$ (12,345,000)
Payments of Financing Costs		$ 361,000,000
Preferred Stock [Member]
Disclosure of Simple Agreements for Future Equity [Line Items]
Preferred stock issued	5,053,022
Common Stock [Member]
Disclosure of Simple Agreements for Future Equity [Line Items]
Preferred stock issued	264,990
Shares, Outstanding		10,244,043	10,244,043	9,855,336	10,244,043	9,337,270
SAFEs [Member]
Disclosure of Simple Agreements for Future Equity [Line Items]
Shares, Issued		0
Shares, Outstanding			0
Loss in fair value of equity investment		$ 24,200,000
Notes Payable		5,600,000	$ 5,600,000
Payments of Financing Costs		$ 79,000	$ 79,000